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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                  Principal
                                                                                    Amount           Value
----------------------------------------------------------------------------------------------------------------
Bonds and Notes - 91.6%+
----------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 15.2%
U.S. Treasury Bonds
3.50%                                                     02/15/39                 $ 39,794         $ 36,051
4.25%                                                     05/15/39                   30,924           31,992
U.S. Treasury Notes
0.88%                                                     01/31/11 - 05/31/11        40,406           40,522
1.13%                                                     06/30/11                  105,449          106,058 (h)
1.25%                                                     11/30/10                    1,400            1,412
1.75%                                                     08/15/12                   16,105           16,271
2.25%                                                     05/31/14                   14,478           14,522
2.63%                                                     07/31/14                   56,819           57,769
3.63%                                                     10/31/09                   37,225           37,331
4.50%                                                     11/15/10                      429              448
4.63%                                                     11/15/09 - 10/31/11        24,735           25,698
                                                                                                     368,074

Federal Agencies - 5.5%
Federal Home Loan Mortgage Corp.
4.13%                                                     09/27/13                   10,562           11,324
4.88%                                                     02/09/10                   39,085           39,720 (h)
5.13%                                                     11/17/17                   24,700           27,444 (h)
Federal National Mortgage Assoc.
3.63%                                                     02/12/13                   13,604           14,395
3.88%                                                     07/12/13                   38,616           41,144
                                                                                                     134,027

AGENCY MORTGAGE BACKED - 25.7%
Federal Home Loan Mortgage Corp.
4.50%                                                     06/01/33 - 02/01/35           908              923 (h)
5.00%                                                     07/01/35                    3,910            4,060 (h)
5.50%                                                     05/01/20 - 04/01/39        28,030           29,598 (h)
6.00%                                                     04/01/17 - 11/01/37        25,848           27,404 (h)
6.50%                                                     01/01/27 - 08/01/36         7,392            7,933 (h)
7.00%                                                     10/01/16 - 08/01/36         2,724            2,972 (h)
7.50%                                                     06/01/10 - 09/01/33           483              533 (h)
8.00%                                                     11/01/30                       12               13 (h)
8.50%                                                     04/01/30 - 05/01/30            37               43 (h)
9.00%                                                     05/01/16 - 11/01/16           149              165 (h)
5.50%                                                     TBA                        29,745           31,130 (c)
Federal National Mortgage Assoc.
4.00%                                                     05/01/19 - 06/01/19         3,568            3,711 (h)
4.50%                                                     05/01/18 - 12/01/34        15,324           15,977 (h)
5.00%                                                     07/01/20 - 05/01/39        23,686           24,574 (h)
5.25%                                                     04/01/37                    2,371            2,504 (i)
5.47%                                                     04/01/37                    2,100            2,221 (i)
5.48%                                                     04/01/37                    1,922            2,032 (i)
5.50%                                                     01/01/14 - 12/01/38       197,747          207,909 (h)
5.52%                                                     04/01/37                      876              926 (i)
5.57%                                                     04/01/37                    2,478            2,628 (i)
5.67%                                                     04/01/37                    1,692            1,789 (i)
5.72%                                                     04/01/37                    1,006            1,067 (i)
5.81%                                                     03/01/37                      180              190 (i)
6.00%                                                     02/01/14 - 03/01/38        53,144           56,338 (h)
6.03%                                                     10/01/37                    3,029            3,215 (i)
6.50%                                                     01/01/14 - 08/01/36        28,877           31,081 (h)
7.00%                                                     08/01/13 - 06/01/36         8,615            9,479 (h)
7.50%                                                     08/01/13 - 03/01/34         2,720            3,036 (h)
8.00%                                                     12/01/11 - 11/01/33         1,450            1,626 (h)
8.50%                                                     04/01/30 - 05/01/31           200              228 (h)
9.00%                                                     01/01/14 - 12/01/22           884              962 (h)
4.50%                                                     TBA                         6,855            6,943 (c)
5.00%                                                     TBA                         7,777            8,154 (c)
5.50%                                                     TBA                        40,525           42,505 (c)
6.00%                                                     TBA                        47,888           50,522 (c)
6.50%                                                     TBA                         6,768            7,233 (c)
7.00%                                                     TBA                         3,690            4,022 (c)
Government National Mortgage Assoc.
4.13%                                                     11/20/21 - 10/20/25            18               18 (h,i)
4.38%                                                     05/20/21 - 04/20/24            22               23 (h,i)
4.50%                                                     08/15/33 - 09/15/34         4,869            4,975 (h)
4.63%                                                     08/20/23 - 09/20/24            16               16 (h,i)
5.00%                                                     08/15/33                    1,733            1,807 (h)
6.00%                                                     04/15/27 - 09/15/36         4,422            4,708 (h)
6.50%                                                     04/15/19 - 09/15/36         6,807            7,296 (h)
7.00%                                                     03/15/12 - 10/15/36         3,258            3,524 (h)
7.50%                                                     11/15/22 - 10/15/33           795              893 (h)
8.00%                                                     12/15/29 - 06/15/30            13               15 (h)
8.50%                                                     10/15/17                      511              554 (h)
9.00%                                                     11/15/16 - 12/15/21         1,386            1,526 (h)
5.50%                                                     TBA                         1,900            1,993 (c)
                                                                                                     622,994

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Collateralized Mortgage Obligation Trust (Class B)
9.24%                                                     11/01/18                      226              218 (d,f,h,k)
Federal Home Loan Mortgage Corp.
0.21%                                                     09/25/43                   16,941               98 (g,h,i,l)
0.62%                                                     09/15/34 - 11/15/37         7,387            6,312 (d,f)
4.50%                                                     11/15/13 - 03/15/19         4,586              339 (g,l)
5.00%                                                     10/15/14 - 12/01/34        27,132            4,033 (g,h,l)
5.00%                                                     05/15/38                    2,173            2,150
5.50%                                                     04/15/17 - 06/15/33         4,431              716 (g,h,l)
7.50%                                                     01/15/16                      200              205 (h)
7.50%                                                     07/15/27                       59               13 (g,h,l)
8.00%                                                     04/15/20                      160              173 (h)
8.00%                                                     02/01/23 - 07/01/24           158               31 (g,h,l)
9.62%                                                     12/15/33                    1,970            2,153 (h,i)
Federal Home Loan Mortgage STRIPS
9.21%                                                     08/01/27                       40               33 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                     12/25/42                    2,875              105 (g,h,i,l)
4.50%                                                     11/25/13 - 05/25/18           986               45 (g,h,l)
4.75%                                                     11/25/14                      150                1 (g,h,l)
5.00%                                                     08/25/17 - 02/25/32         6,184              591 (g,h,l)
5.00%                                                     10/25/35 - 08/25/38         5,802            5,784
5.50%                                                     01/25/33                    2,730            2,863
6.75%                                                     10/25/29                    3,904              365 (g,h,i,l)
7.25%                                                     05/25/18                    1,291              147 (g,h,i,l)
7.35%                                                     09/25/42                   10,527            1,473 (g,h,i,l)
7.45%                                                     08/25/16                    1,438               75 (g,h,i,l)
16.07%                                                    03/25/31                    3,188            3,577 (h,i)
Federal National Mortgage Assoc. (Class 1)
1.30%                                                     11/01/34                    3,746            3,269 (d,f,h)
4.50%                                                     09/01/35 - 01/01/36        15,468            2,630 (g,l)
5.00%                                                     05/25/38                    4,667              704 (g,l)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                     08/01/35                    4,696              797 (g,h,l)
5.00%                                                     08/01/34 - 03/25/38         4,357              703 (g,l)
5.50%                                                     12/01/33                    1,250              223 (g,h,l)
7.50%                                                     11/01/23                      720              112 (g,h,l)
8.00%                                                     08/01/23 - 07/01/24           351               70 (g,h,l)
8.50%                                                     03/01/17 - 07/25/22           521               91 (g,h,l)
9.00%                                                     05/25/22                      172               34 (g,h,l)
Federal National Mortgage Assoc. (Class B)
6.30%                                                     12/25/22                      171              162 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                                     10/25/22                    1,480              141 (g,h,l)
Federal National Mortgage Assoc. (Class K)
1008.00%**                                                05/25/22                        -                5 (g,h,l)
Government National Mortgage Assoc.
1.00%                                                     01/20/37                   22,977            2,306 (g,i,l)
1.00%                                                     11/06/46                    7,561              377 (g,h,i,k,l)
6.15%                                                     05/20/39                   15,068            1,486 (g,i,l)
                                                                                                      44,610

ASSET BACKED - 3.2%
AmeriCredit Automobile Receivables Trust
0.33%                                                     04/07/14                    8,250            7,587 (i)
Avis Budget Rental Car Funding AESOP LLC (Class A)
0.37%                                                     04/20/11                    8,000            7,877 (b,i)
Bayview Financial Acquisition Trust (Class A)
0.92%                                                     02/28/44                    3,107            2,583 (i)
Bear Stearns Asset Backed Securities Trust (Class A)
0.62%                                                     01/25/34                      241              165 (i)
Capital One Auto Finance Trust
0.24%                                                     04/15/12                    8,163            8,133 (h,i)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                                     05/25/32                      319              150 (h,i,k)
Countrywide Asset-Backed Certificates
0.51%                                                     07/25/34                    1,525            1,188 (i)
0.77%                                                     02/25/35                    3,098            2,974 (h,i)
1.11%                                                     05/25/33                       24               14 (i)
Countrywide Asset-Backed Certificates (Class 2)
0.85%                                                     06/25/33                       20                9 (i)
Countrywide Asset-Backed Certificates (Class A)
0.62%                                                     08/25/34                       71               64 (h,i)
0.81%                                                     08/25/32                      168               64 (h,i)
0.91%                                                     04/25/32                       97               48 (h,i)
1.05%                                                     03/25/33                      491              324 (i)
Countrywide Home Equity Loan Trust  (Class 2)
0.48%                                                     01/15/30                    3,954            1,409 (i)
Discover Card Master Trust I (Class A)
0.57%                                                     06/16/15                    1,500            1,360 (i)
Discover Card Master Trust I (Class B) (Series 2)
0.42%                                                     05/15/12                    2,430            2,278 (i)
First Franklin Mortgage Loan Asset
Backed Certificates
0.51%                                                     11/25/36                    1,556            1,016 (i)
First Franklin Mortgage Loan Asset Backed
Certificates  (Class M)
0.70%                                                     03/25/35                   10,000            8,021 (i)
First Horizon Asset Back Trust (Class A)
0.47%                                                     02/25/34                    1,125              846 (i)
GMAC Mortgage Corp Loan Trust (Class 2)
0.43%                                                     08/25/35                    3,413              952 (i)
GSAA Trust
0.50%                                                     01/25/36                   10,000            4,630 (i,k)
0.65%                                                     05/25/34                      434              234 (i)
GSAMP Trust
0.40%                                                     12/25/35                    1,592            1,542 (i)
Indymac Residential Asset Backed Trust
0.36%                                                     11/25/36                   10,058            6,940 (i)
Indymac Residential Asset Backed Trust (Class M)
2.25%                                                     04/25/47                    1,018                6 (h,i,k)
Irwin Home Equity Corp.
0.40%                                                     02/25/36                      432              124 (b,i)
Long Beach Mortgage Loan Trust
0.35%                                                     05/25/36                      679              651 (i)
0.41%                                                     05/25/36                    2,000              731 (h,i,k)
Mid-State Trust
7.54%                                                     07/01/35                      736              629 (h,k)
Nissan Auto Lease Trust
0.31%                                                     02/15/13                    3,893            3,888 (i)
Option One Mortgage Loan Trust (Class A)
1.09%                                                     02/25/33                      315              218 (i)
Residential Asset Mortgage Products Inc.
0.49%                                                     03/25/34                        7                7 (h,i)
Residential Asset Mortgage Products Inc. (Class A)
0.81%                                                     06/25/32                       91               52 (i)
Residential Asset Securities Corp.
0.35%                                                     06/25/36                      370              368 (i)
0.75%                                                     07/25/32                      283              134 (h,i)
Residential Asset Securities Corp. (Class A)
0.83%                                                     06/25/33                      546              273 (i)
0.89%                                                     11/25/33                      520              207 (i)
4.16%                                                     07/25/30                       64               63 (h,i,k)
Residential Funding Mortgage
Securities II Inc. (Class A)
0.46%                                                     02/25/34                      109               56 (i)
SLM Student Loan Trust (Class A)
0.35%                                                     06/15/18                      269              263 (h,i)
Triad Auto Receivables Owner Trust (Class A)
0.30%                                                     02/12/14                   11,000           10,333 (h,i)
Wachovia Asset Securitization Inc. (Class A)
0.47%                                                     06/25/34                      620              309 (i,k)
Wells Fargo Home Equity Trust
3.97%                                                     05/25/34                      296              290 (h,i,k)
                                                                                                      79,010

CORPORATE NOTES - 32.5%
Abu Dhabi National Energy Co.
6.25%                                                     09/16/19                    1,200            1,209 (b)
Air Jamaica Ltd.
9.38%                                                     07/08/15                       86               79
AMC Entertainment Inc.
8.75%                                                     06/01/19                    6,269            6,473
American Express Company
8.13%                                                     05/20/19                    1,256            1,485
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                     01/15/14                    2,472            2,783 (b)
7.75%                                                     01/15/19                    5,982            7,078 (b)
Apria Healthcare Group Inc.
11.25%                                                    11/01/14                    4,024            4,326 (b)
ARAMARK Corp.
8.50%                                                     02/01/15                    5,904            5,956
Arch Coal, Inc.
8.75%                                                     08/01/16                    5,700            5,871 (b)
Archer-Daniels-Midland Co.
6.45%                                                     01/15/38                    4,266            4,911 (h)
Arcos Dorados BV
7.50%                                                     10/01/19                      800              793 (b)
Arizona Public Service Co.
6.25%                                                     08/01/16                    3,165            3,306 (h)
AT&T Inc.
6.40%                                                     05/15/38                    5,262            5,586 (h)
6.70%                                                     11/15/13                    3,500            3,965 (h)
Axtel SAB de C.V.
9.00%                                                     09/22/19                      268              272 (b)
Ball Corp.
7.38%                                                     09/01/19                    1,250            1,269
Banco Mercantil del Norte S.A.
6.14%                                                     10/13/16                      534              513 (i)
Banco Nacional de Desenvolvimento
Economico e Social
6.50%                                                     06/10/19                    3,200            3,400 (b)
Bank of America Corp.
5.75%                                                     12/01/17                    8,335            8,320 (h)
6.50%                                                     08/01/16                    6,770            7,116
7.38%                                                     05/15/14                    1,225            1,363
Barclays Bank PLC
5.00%                                                     09/22/16                    1,975            2,000
5.20%                                                     07/10/14                    3,796            4,010
Berkshire Hathaway Finance Corp.
5.00%                                                     08/15/13                    2,315            2,514
Bristol-Myers Squibb Co.
5.88%                                                     11/15/36                    1,191            1,318 (h)
Bunge Ltd. Finance Corp.
8.50%                                                     06/15/19                    2,005            2,311
CA, Inc.
6.13%                                                     12/01/14                    3,754            4,041
Cargill Inc.
5.20%                                                     01/22/13                    2,139            2,243 (b,h)
6.00%                                                     11/27/17                    1,749            1,894 (b,h)
Carolina Power & Light Co.
5.15%                                                     04/01/15                    1,500            1,617 (h)
5.70%                                                     04/01/35                      815              875 (h)
6.13%                                                     09/15/33                    1,032            1,165 (h)
6.30%                                                     04/01/38                    2,000            2,332
Case New Holland Inc.
7.75%                                                     09/01/13                    5,358            5,331
Cenovus Energy Inc.
4.50%                                                     09/15/14                    2,738            2,798 (b)
6.75%                                                     11/15/39                    4,977            5,363 (b)
Centrais Eletricas Brasileiras S.A.
6.88%                                                     07/30/19                      500              540 (b)
Central American Bank for Economic Integration
5.38%                                                     09/24/14                    2,780            2,783 (b)
CenturyTel, Inc.
6.15%                                                     09/15/19                    1,244            1,248
Chesapeake Energy Corp.
7.25%                                                     12/15/18                    6,000            5,670
Cincinnati Bell Inc.
8.25%                                                     10/15/17                    2,138            2,107
Citigroup, Inc.
5.00%                                                     09/15/14                    3,115            2,964
5.13%                                                     05/05/14                    4,121            4,074
6.38%                                                     08/12/14                    8,733            9,029
8.50%                                                     05/22/19                    5,190            5,859
Clarendon Alumina Production Ltd.
8.50%                                                     11/16/21                    1,325              941 (b,h)
CME Group Inc.
5.40%                                                     08/01/13                    5,351            5,785
Comcast Corp.
6.50%                                                     01/15/15                    2,491            2,776
Community Health Systems, Inc.
8.88%                                                     07/15/15                    6,000            6,150
Consolidated Edison Company of New York Inc.
5.85%                                                     04/01/18                    4,158            4,532
6.65%                                                     04/01/19                    2,158            2,493
Continental Resources, Inc.
8.25%                                                     10/01/19                    1,000            1,028 (b)
COX Communications Inc.
6.25%                                                     06/01/18                    2,270            2,408 (b)
7.13%                                                     10/01/12                    2,052            2,289 (h)
7.75%                                                     11/01/10                    2,410            2,550 (h)
Credit Suisse
6.00%                                                     02/15/18                    8,345            8,737 (h)
CSN Islands XI Corp.
6.88%                                                     09/21/19                      300              302 (b)
CSX Corp.
6.25%                                                     03/15/18                    2,364            2,564
CVS Caremark Corp.
5.75%                                                     06/01/17                    1,067            1,142
6.13%                                                     09/15/39                    3,734            3,798
6.60%                                                     03/15/19                    1,106            1,247
DASA Finance Corp.
8.75%                                                     05/29/18                    3,744            3,969
Del Monte Corp.
7.50%                                                     10/15/19                    1,500            1,515 (b)
Diageo Capital PLC
5.20%                                                     01/30/13                    2,074            2,223 (h)
7.38%                                                     01/15/14                    2,143            2,484
DirecTV Financing Company Inc.
4.75%                                                     10/01/14                    4,978            4,978 (b)
5.88%                                                     10/01/19                    1,742            1,731 (b)
Dolphin Energy Ltd.
5.89%                                                     06/15/19                    1,500            1,519 (b)
Dominion Resources, Inc.
5.20%                                                     08/15/19                    2,499            2,595
Dover Corp.
6.50%                                                     02/15/11                    1,930            2,056 (h)
Duke Energy Indiana Inc.
6.35%                                                     08/15/38                    5,212            6,147
Dynegy Holdings Inc.
7.50%                                                     06/01/15                    6,300            5,828
Ecopetrol S.A.
7.63%                                                     07/23/19                      802              878 (b)
Eli Lilly & Co.
4.20%                                                     03/06/14                    4,026            4,272
Empresa Nacional del Petroleo
6.25%                                                     07/08/19                    1,700            1,815 (b)
Empresas Publicas de Medellin ESP
7.63%                                                     07/29/19                      800              866 (b)
ERP Operating LP (REIT)
5.25%                                                     09/15/14                    1,253            1,271
European Investment Bank
4.88%                                                     01/17/17                    5,000            5,443
Exelon Generation Company LLC
5.20%                                                     10/01/19                    3,484            3,522
6.25%                                                     10/01/39                    3,111            3,175
Export-Import Bank of Korea
5.88%                                                     01/14/15                      450              474
Frontier Communications Corp.
8.13%                                                     10/01/18                    2,500            2,516
Gaz Capital S.A.
8.13%                                                     07/31/14                      700              749 (b)
9.25%                                                     04/23/19                    2,500            2,791
GlaxoSmithKline Capital Inc.
4.85%                                                     05/15/13                    2,952            3,171
6.38%                                                     05/15/38                    2,132            2,513
Globo Comunicacao e Participacoes S.A.
7.25%                                                     04/26/22                    1,690            1,775 (b)
HCA Inc.
7.88%                                                     02/15/20                    5,888            5,910 (b)
9.25%                                                     11/15/16                    5,368            5,549
Health Management Associates, Inc.
6.13%                                                     04/15/16                    5,364            4,989
Holcim US Finance Sarl & Cie SCS
6.00%                                                     12/30/19                    1,495            1,513 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                                     05/15/17                    6,892            7,306 (b)
HSBC Bank USA N.A.
4.63%                                                     04/01/14                    1,815            1,873 (h)
7.00%                                                     01/15/39                    3,250            3,796
HSBC Finance Corp.
5.00%                                                     06/30/15                    9,276            9,312
5.70%                                                     06/01/11                    5,342            5,541
6.75%                                                     05/15/11                    1,975            2,082 (h)
HSBC Holdings PLC
6.50%                                                     05/02/36                      625              677 (h)
6.80%                                                     06/01/38                    3,000            3,366
Hutchison Whampoa International 09 Ltd.
7.63%                                                     04/09/19                      700              792 (b)
Hutchison Whampoa International 09/16 Ltd.
4.63%                                                     09/11/15                    3,900            3,871 (b)
Hyatt Hotels Corp.
6.88%                                                     08/15/19                    5,000            5,131
IIRSA Norte Finance Ltd.
8.75%                                                     05/30/24                    3,142            3,220 (b,h)
Illinois Power Co.
9.75%                                                     11/15/18                    3,752            4,710
Industrial Bank Of Korea
7.13%                                                     04/23/14                      800              878 (b)
Ingles Markets Inc.
8.88%                                                     05/15/17                    5,262            5,394
Intergen N.V.
9.00%                                                     06/30/17                    5,202            5,358 (b,h)
International Business Machines Corp.
7.63%                                                     10/15/18                    2,400            2,953
International Paper Co.
7.50%                                                     08/15/21                    2,490            2,638
Jefferies Group, Inc.
8.50%                                                     07/15/19                    1,870            1,979
Johnson & Johnson
5.85%                                                     07/15/38                    2,058            2,316
JPMorgan Chase & Co.
5.13%                                                     09/15/14                    7,475            7,788
6.30%                                                     04/23/19                    1,868            2,039
6.40%                                                     05/15/38                    3,248            3,636
JPMorgan Chase Bank
5.88%                                                     06/13/16                    3,190            3,341 (h)
KazMunaiGaz Finance Sub BV
9.13%                                                     07/02/18                      800              868 (b)
11.75%                                                    01/23/15                    1,500            1,774 (b)
Kellogg Co.
5.13%                                                     12/03/12                    1,964            2,132
Kimberly-Clark Corp.
7.50%                                                     11/01/18                    1,152            1,434
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                                     06/17/14                    1,000            1,064 (b)
Korea National Oil Corp.
5.38%                                                     07/30/14                    1,700            1,735 (b)
Kreditanstalt fuer Wiederaufbau
3.50%                                                     03/10/14                   13,305           13,843
4.13%                                                     10/15/14                    7,696            7,887
4.50%                                                     07/16/18                    4,964            5,256
L-3 Communications Corp.
5.20%                                                     10/15/19                    1,744            1,738 (b)
Lincoln National Corp.
8.75%                                                     07/01/19                    2,504            2,896
Majapahit Holding BV
7.25%                                                     10/17/11                    2,200            2,288 (b)
7.75%                                                     10/17/16                    1,400            1,470 (b)
Massey Energy Co.
6.88%                                                     12/15/13                    5,368            5,180
McDonald's Corp.
6.30%                                                     03/01/38                    4,342            5,083 (h)
MDC-GMTN B.V.
7.63%                                                     05/06/19                    1,300            1,476 (b)
Merrill Lynch & Company Inc.
6.05%                                                     08/15/12                    3,502            3,735
6.88%                                                     04/25/18                    4,332            4,556
MetLife, Inc. (Series A)
6.82%                                                     08/15/18                    3,712            4,131
Midamerican Energy Holdings Co.
6.13%                                                     04/01/36                    2,165            2,337 (h)
Morgan Stanley
5.05%                                                     01/21/11                    2,295            2,374
5.63%                                                     09/23/19                    4,970            4,887
6.00%                                                     04/28/15                    2,134            2,260
7.30%                                                     05/13/19                    4,957            5,454
Morgan Stanley (Series F)
6.63%                                                     04/01/18                    3,100            3,278
Munich Re America Corp. (Series B)
7.45%                                                     12/15/26                    1,935            2,113 (h)
National Agricultural Cooperative Federation
5.00%                                                     09/30/14                    2,316            2,336 (b)
Newmont Mining Corp.
5.13%                                                     10/01/19                    4,978            4,976
6.25%                                                     10/01/39                    5,600            5,562
News America Inc.
5.65%                                                     08/15/20                    1,745            1,769
Nexen Inc.
7.50%                                                     07/30/39                    3,002            3,269
NGPL Pipeco LLC
7.12%                                                     12/15/17                    2,195            2,456 (b)
NorthWestern Corp.
5.88%                                                     11/01/14                    3,875            4,084 (h)
NRG Energy, Inc.
7.38%                                                     02/01/16                    5,370            5,195
Oncor Electric Delivery Company
5.95%                                                     09/01/13                    2,817            3,049
OPTI Canada Inc.
8.25%                                                     12/15/14                    2,725            2,112
Oracle Corp.
5.00%                                                     07/08/19                    2,498            2,628
Pacific Gas & Electric Co.
5.80%                                                     03/01/37                    2,045            2,214
Pacificorp
6.00%                                                     01/15/39                    2,000            2,239
6.25%                                                     10/15/37                    2,106            2,431
Parker Hannifin Corp.
5.50%                                                     05/15/18                    3,249            3,452
Pemex Finance Ltd.
9.03%                                                     02/15/11                    2,022            2,108 (h)
PepsiCo, Inc.
5.00%                                                     06/01/18                      804              861
7.90%                                                     11/01/18                    3,662            4,624
Petrobras International Finance Co.
7.88%                                                     03/15/19                    1,608            1,855
Petroleos Mexicanos
4.88%                                                     03/15/15                    4,030            3,980 (b)
8.00%                                                     05/03/19                      622              710
Petroleum Company of Trinidad & Tobago Ltd.
6.00%                                                     05/08/22                      500              460 (b)
Petronas Capital Ltd.
5.25%                                                     08/12/19                    1,500            1,522
Petronas Global Sukuk Ltd.
4.25%                                                     08/12/14                      500              500
Pfizer Inc.
6.20%                                                     03/15/19                    2,326            2,622
7.20%                                                     03/15/39                    1,160            1,460
Plains All American Pipeline LP
4.25%                                                     09/01/12                    3,755            3,860
PNC Funding Corp.
4.25%                                                     09/21/15                    2,492            2,502
Potomac Electric Power Co.
7.90%                                                     12/15/38                      866            1,159
President and Fellows of Harvard College
5.00%                                                     01/15/14                    2,500            2,716 (b)
Pride International, Inc.
8.50%                                                     06/15/19                    2,678            2,946
Princeton University (Series A)
5.70%                                                     03/01/39                      694              764
Principal Financial Group, Inc.
8.88%                                                     05/15/19                    4,188            5,018
Prudential Financial, Inc.
3.63%                                                     09/17/12                    1,244            1,252
5.15%                                                     01/15/13                    2,879            2,964
7.38%                                                     06/15/19                    2,509            2,800
Public Service Company of Colorado
7.88%                                                     10/01/12                    3,330            3,870 (h)
QVC Inc.
7.50%                                                     10/01/19                    2,500            2,503 (b)
Qwest Communications International Inc.
8.00%                                                     10/01/15                    2,500            2,497 (b)
RailAmerica, Inc.
9.25%                                                     07/01/17                    5,458            5,717 (b)
Republic Services Inc.
5.50%                                                     09/15/19                    1,743            1,796
Rio Tinto Finance USA Ltd.
8.95%                                                     05/01/14                    1,254            1,480
9.00%                                                     05/01/19                    1,737            2,132
Roche Holdings Inc.
6.00%                                                     03/01/19                    2,262            2,518 (b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%                                                     09/21/16                      500              480 (i)
Sabine Pass LNG LP
7.25%                                                     11/30/13                    1,825            1,629
7.50%                                                     11/30/16                    3,310            2,826
Safeway Inc.
6.25%                                                     03/15/14                    1,820            2,011
SBA Telecommunications Inc.
8.00%                                                     08/15/16                    1,072            1,096 (b)
8.25%                                                     08/15/19                    1,608            1,656 (b)
Security Benefit Life Insurance
8.75%                                                     05/15/16                    2,190              548 (b,k)
Simon Property Group LP (REIT)
6.75%                                                     05/15/14                    3,004            3,222
Southern California Edison Co.
5.50%                                                     08/15/18                    4,250            4,652
Southern Copper Corp.
7.50%                                                     07/27/35                      500              498
Spirit Aerosystems Inc.
7.50%                                                     10/01/17                    2,500            2,488 (b)
Talisman Energy Inc.
7.75%                                                     06/01/19                    2,744            3,226
Target Corp.
7.00%                                                     01/15/38                    4,418            5,171
Teck Resources Ltd.
9.75%                                                     05/15/14                    2,508            2,759
10.75%                                                    05/15/19                    3,764            4,376
Telecom Italia Capital S.A.
6.20%                                                     07/18/11                    3,491            3,718
7.18%                                                     06/18/19                    3,510            3,917
Telefonica Emisiones SAU
5.86%                                                     02/04/13                    3,075            3,349
Tesoro Corp. (Series B)
6.63%                                                     11/01/15                    6,435            5,952
The Allstate Corp.
7.45%                                                     05/16/19                    1,836            2,188
The Bank of New York Mellon Corp.
4.95%                                                     03/15/15                    2,372            2,528
The Bear Stearns Companies LLC
6.95%                                                     08/10/12                    4,497            5,006 (h)
The Dow Chemical Co.
5.90%                                                     02/15/15                    3,504            3,596
8.55%                                                     05/15/19                    2,500            2,810
The Goldman Sachs Group, Inc.
6.00%                                                     05/01/14                    6,996            7,608
6.60%                                                     01/15/12                      689              748
7.50%                                                     02/15/19                    5,294            6,054
The Kroger Co.
6.15%                                                     01/15/20                    4,302            4,757
The Potomac Edison Co.
5.35%                                                     11/15/14                    1,520            1,638 (h)
The Procter & Gamble Co.
5.50%                                                     02/01/34                    1,154            1,218
The Royal Bank of Scotland PLC
4.88%                                                     08/25/14                    2,060            2,092
The Toledo Edison Company
7.25%                                                     05/01/20                    1,184            1,394
The Travelers Companies, Inc.
5.80%                                                     05/15/18                    2,150            2,382
Thomson Reuters Corp.
5.95%                                                     07/15/13                    3,244            3,561
Time Warner Cable Inc.
6.75%                                                     07/01/18                    4,798            5,301
7.50%                                                     04/01/14                    3,408            3,909
8.75%                                                     02/14/19                    3,498            4,309
Time Warner Inc.
5.88%                                                     11/15/16                    3,262            3,459
Transocean Inc.
6.00%                                                     03/15/18                    2,121            2,266
Tyco International Finance S.A.
4.13%                                                     10/15/14                    1,246            1,242
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                                     02/11/10                    2,400            2,454
Union Electric Co.
6.70%                                                     02/01/19                    4,046            4,566
United Technologies Corp.
6.13%                                                     07/15/38                    2,433            2,803
Vedanta Resources PLC
9.50%                                                     07/18/18                      900              887 (b)
Verizon Communications Inc.
5.25%                                                     04/15/13                    3,046            3,298
6.35%                                                     04/01/19                    1,524            1,683
6.40%                                                     02/15/38                    1,350            1,442
6.90%                                                     04/15/38                    2,140            2,437
8.75%                                                     11/01/18                    3,262            4,075
Verizon Global Funding Corp.
7.25%                                                     12/01/10                    3,889            4,139 (h)
Verizon Wireless Capital LLC
5.55%                                                     02/01/14                    6,882            7,437 (b)
7.38%                                                     11/15/13                    6,113            7,020 (b)
Virgin Media Finance PLC
9.50%                                                     08/15/16                    1,000            1,053
Voto-Votorantim Overseas Trading Operations N.V.
6.63%                                                     09/25/19                    1,000              996 (b)
VTB Capital SA for Vneshtorgbank
6.32%                                                     02/04/15                      700              688 (i)
Walgreen Co.
4.88%                                                     08/01/13                    1,599            1,724
5.25%                                                     01/15/19                    3,687            4,008
Wal-Mart Stores, Inc.
5.80%                                                     02/15/18                    4,270            4,796
WEA Finance LLC
7.50%                                                     06/02/14                    3,750            4,041 (b)
6.75%                                                     09/02/19                    2,496            2,525 (b)
Wells Fargo & Co.
4.38%                                                     01/31/13                    2,700            2,788
5.63%                                                     12/11/17                    1,045            1,098
Windstream Corp.
7.88%                                                     11/01/17                    2,674            2,635 (b)
Wyeth
5.50%                                                     03/15/13                    4,274            4,627
XL Capital Ltd.
5.25%                                                     09/15/14                    4,291            4,212
Xstrata Finance Canada Ltd.
5.80%                                                     11/15/16                    2,491            2,449 (b)
XTO Energy Inc.
6.38%                                                     06/15/38                    1,677            1,788
6.50%                                                     12/15/18                      933            1,030
                                                                                                     789,692

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Banc of America Commercial Mortgage Inc.
5.32%                                                     09/10/47                    3,131            3,141 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.84%                                                     06/10/49                    5,970            4,890
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                     04/10/49                    2,000              565 (h,i,k)
Banc of America Funding Corp.
5.61%                                                     03/20/36                    1,730              142 (h,i,k)
5.62%                                                     02/20/36                    2,598              123 (h,i,k)
Banc of America Mortgage Securities Inc. (Class B)
5.34%                                                     01/25/36                    1,823              157 (h,i,k)
5.53%                                                     02/25/36                    1,376              268 (h,i,k)
Bear Stearns Commercial Mortgage Securities
4.75%                                                     02/13/46                    4,870            4,827 (i)
5.24%                                                     12/11/38                    2,070            1,508
5.33%                                                     02/11/44                    3,410            3,070
5.48%                                                     10/12/41                    4,563            4,575 (h)
5.57%                                                     03/11/39                    1,472            1,483 (h,i)
5.61%                                                     06/11/50                    3,540            3,537
5.69%                                                     06/11/50                    4,820            4,253 (i)
5.91%                                                     06/11/40                    2,420            1,283 (i)
6.41%                                                     11/11/17                    2,930            1,687 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                                     10/12/41                    4,900            4,672
5.63%                                                     04/12/38                    1,442            1,454 (i)
5.92%                                                     06/11/50                    2,225            1,653 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                                     09/11/42                      700              140 (h,i,k)
Citigroup Commercial Mortgage Trust
5.89%                                                     12/10/49                    9,000            6,427 (i)
Citigroup Commercial Mortgage Trust (Class A)
5.62%                                                     10/15/48                    5,970            5,510
Countrywide Alternative Loan Trust
6.00%                                                     08/25/36                    1,080                5 (h,k)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                     08/25/36                      830               13 (h,k)
Credit Suisse Mortgage Capital Certificates
5.47%                                                     09/15/39                    3,967            3,371 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                     02/25/36                      963               75 (h,i,k)
CS First Boston Mortgage Securities Corp.
0.82%                                                     07/15/37                   37,269              582 (h,i,k)
1.59%                                                     03/15/35                   53,308              316 (h,i,k)
5.34%                                                     10/25/35                    1,629              130 (h,i,k)
Greenwich Capital Commercial Funding Corp.
5.60%                                                     12/10/49                    5,280            5,229
GS Mortgage Securities Corp II
5.56%                                                     11/10/39                    3,650            3,208
Impac CMB Trust
0.51%                                                     04/25/35                    1,761              976 (h,i)
Impac CMB Trust (Class 1)
0.61%                                                     10/25/34                    4,023            2,805 (i)
Impac Secured Assets CMN Owner Trust
0.64%                                                     03/25/36                    2,551              311 (i)
Impac Secured Assets CMN Owner Trust (Class A)
0.50%                                                     11/25/36                    6,974              231 (h,i)
Indymac INDA Mortgage Loan Trust
5.21%                                                     01/25/36                      473               13 (h,i,k)
Indymac INDA Mortgage Loan Trust (Class B)
5.21%                                                     01/25/36                      949               89 (h,i,k)
Interstar Millennium Trust (Class A)
0.70%                                                     03/14/36                      464              371 (i)
JP Morgan Alternative Loan Trust
0.31%                                                     10/25/36                    1,954            1,873 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                                     08/12/37                    4,450            4,425 (i)
5.50%                                                     06/12/47                    1,200              649 (i)
5.79%                                                     02/12/51                    1,400            1,220 (i)
5.81%                                                     06/12/43                    5,760            5,432 (i)
6.07%                                                     04/15/45                    2,010            1,869 (i)
6.07%                                                     02/12/51                    6,200            4,449
6.40%                                                     02/12/51                    1,080               78 (h,i,k)
JP Morgan Chase Commercial Mortgage
Securities Corp. (Class A)
6.11%                                                     02/12/51                    4,780            3,512 (i)
LB Commercial Conduit Mortgage Trust
5.84%                                                     07/15/44                    1,980            1,983 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                                     09/15/39                  122,692            2,538 (h,i,k)
0.92%                                                     01/18/12                   51,891              681 (h,i,k)
1.00%                                                     01/15/36                   21,493            1,004 (h,k)
4.95%                                                     09/15/30                    2,230            2,162
5.87%                                                     09/15/45                    5,990            5,286 (i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                     07/14/16                      750              777 (h,k)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                     07/15/40                    1,915              457 (h,i,k)
LB-UBS Commercial Mortgage Trust (Class X)
0.54%                                                     12/15/39                   47,429              709 (h,i,k)
0.72%                                                     03/15/32                   37,581               91 (h,i,k)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
0.50%                                                     10/15/17                      209              197 (b,h,i)
0.55%                                                     10/15/17                    4,000            3,684 (b,h,i)
MASTR Alternative Loans Trust
5.00%                                                     08/25/18                    1,456              151 (g,h,k,l)
Medallion Trust (Class A)
0.45%                                                     08/22/36                    1,473            1,276 (i)
MLCC Mortgage Investors Inc.
4.95%                                                     02/25/36                    1,505               85 (h,i,k)
Morgan Stanley Capital I
0.78%                                                     01/15/21                    3,196              703 (b,i)
5.16%                                                     10/12/52                    3,500            3,326 (i)
5.28%                                                     12/15/43                    2,021            2,016 (h)
5.33%                                                     12/15/43                    2,021            1,809 (h)
5.39%                                                     11/12/41                    4,629            2,781 (h,i)
5.44%                                                     02/12/44                    2,017            1,895 (b,h)
5.69%                                                     04/15/49                    7,700            6,298 (h,i)
5.71%                                                     07/12/44                    3,000            2,843 (h)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                     12/18/32                        4                5 (h,k)
MortgageIT Trust (Class A)
0.55%                                                     08/25/35                    3,556            2,038 (i)
National RMBS Trust
0.40%                                                     03/20/34                      680              598 (i)
Nomura Asset Securities Corp. (Class A)
Opteum Mortgage Acceptance Corp.
0.55%                                                     02/25/35                    1,062              632 (h,i)
Residential Accredit Loans Inc.
6.00%                                                     01/25/36                    1,885               58 (h,k)
6.00%                                                     01/25/36                      315                1 (h)
Residential Funding Mortgage Securities I
5.75%                                                     01/25/36                    1,701              161 (h,k)
Sequoia Mortgage Trust
0.51%                                                     06/20/34                      213              153 (h,i)
Structured Asset Securities Corp. (Class X)
2.17%**                                                   02/25/28                    5,064                - (i,k)
Thornburg Mortgage Securities Trust (Class A)
0.93%                                                     04/25/43                      380              324 (i)
Wachovia Bank Commercial Mortgage Trust
5.25%                                                     12/15/43                    4,840            4,635
Wachovia Bank Commercial Mortgage Trust (Class A)
6.19%                                                     06/15/45                    1,200              771 (i)
WaMu Mortgage Pass Through Certificates
0.58%                                                     01/25/45                      992              593 (h,i)
0.59%                                                     01/25/45                      784              449 (i)
WaMu Mortgage Pass Through Certificates (Class A)
0.67%                                                     07/25/44                    1,248              640 (i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                     08/25/35                    4,126              340 (h,i,k)
5.50%                                                     01/25/36 - 03/25/36         3,111              458 (h,k)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                     03/25/36                    2,846              590 (h,k)
                                                                                                     151,795

SOVEREIGN BONDS - 1.2%
Government of Brazil
5.63%                                                     01/07/41                    1,000              975
8.00%                                                     01/15/18                    1,980            2,292 (h)
Government of Colombia
7.38%                                                     03/18/19 - 09/18/37         2,100            2,382
Government of Dominican
9.50%                                                     09/27/11                    2,035            2,116
Government of Indonesia
10.38%                                                    05/04/14                      700              852 (b)
11.63%                                                    03/04/19                      900            1,267 (b)
Government of Korea
5.75%                                                     04/16/14                      808              871
Government of Manitoba Canada
4.90%                                                     12/06/16                    2,120            2,283 (h)
Government of Panama
6.70%                                                     01/26/36                    1,965            2,171
Government of Peruvian
6.55%                                                     03/14/37                    1,605            1,741
7.35%                                                     07/21/25                      500              584
Government of Philippines
6.50%                                                     01/20/20                      700              750
Government of Poland
6.38%                                                     07/15/19                      805              904
Government of Quebec Canada
7.50%                                                     09/15/29                    3,115            4,129
Government of Turkey
7.50%                                                     07/14/17                    1,000            1,103
Government of Uruguay
6.88%                                                     09/28/25                      802              823
Government of Venezuela
5.38%                                                     08/07/10                    2,937            2,849
10.75%                                                    09/19/13                      268              265
                                                                                                      28,357

MUNICIPAL BONDS AND NOTES - 0.2%
Dallas Area Rapid Transit
6.00%                                                     12/01/44                    1,560            1,728
New Jersey State Turnpike Authority
7.41%                                                     01/01/40                    2,590            3,193
New Jersey Transportation Trust Fund Authority
6.88%                                                     12/15/39                      880              943
                                                                                                       5,864

TOTAL BONDS AND NOTES                                                                              2,224,423
 (COST $2,229,082)

-------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
-------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                    6,892 (j)
 (COST $10,287)

TOTAL INVESTMENT IN SECURITIES                                                                     2,231,315
 (COST $2,239,369)

-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.8%
-------------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
--------------------------------------------------------------------------------------------

TIME DEPOSIT - 3.4%
State Street Corp.
0.01%                                                     10/01/09                 $ 82,067           82,067 (e)

U.S. TREASURIES - 5.3%
U.S. Treasury Bill
0.09%                                                     12/03/09                   50,000           49,989 (d)
0.11%                                                     12/10/09                   40,000           39,990 (d)
0.12%                                                     12/17/09                   40,000           39,988 (d)
                                                                                                     129,967

U.S. GOVERNMENTS - 4.1%
Federal National Mortgage Assoc. Discount Notes
0.13%                                                     12/16/09                   35,000           34,989 (d)
Federal Home Loan Bank Discount Notes
0.13%                                                     12/18/09                   15,000           14,995 (d)
Federal Home Loan Mortgage Corp. Discount Notes
0.14%                                                     12/28/09                   50,000           49,984 (d)
                                                                                                      99,968

TOTAL SHORT-TERM INVESTMENTS                                                                         312,002
(COST $312,002)

TOTAL INVESTMENTS                                                                                  2,543,317
 (COST $2,551,371)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.7)%                                                 (115,267)

                                                                                                 ------------
NET ASSETS - 100.0%                                                                              $ 2,428,050
                                                                                                 ============


-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following short futures contracts open at September
30, 2009 (unaudited)

                                                                                                          UNREALIZED
                                                                         NUMBER OF        CURRENT        APPRECIATION/
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS     NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
2 Yr. U.S.Treasury Notes Futures                    December 2009           375         $ (81,363)         $   (90)
10 Yr. U.S.Treasury Notes Futures                   December 2009          1963          (232,278)          (3,421)


The S&S Income Fund had the following long futures contracts open at September
30, 2009 (unaudited)

                                                                                                          UNREALIZED
                                                                         NUMBER OF        CURRENT        APPRECIATION/
DESCRIPTION                                        EXPIRATION DATE       CONTRACTS     NOTIONAL VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
German Euro Bund Futures                            December 2009           299          $ 53,267          $    241
5 Yr. U.S.Treasury Notes Futures                    December 2009           325            37,730               451
                                                                                                           --------
                                                                                                           $ (2,819)
                                                                                                           ========

           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $178,679; or 7.36% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Illiquid Securities at September 30, 2009, these securities amounted to $18,752; or 0.77% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Par value less than $500



Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced



SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


S&S Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$-             $2,526,466,792   $16,849,722    $2,543,316,514
Other Financial
   Instruments  $(2,818,558)   $-	        $-	       $(2,818,558)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$66,253,225		$-
   Accrued discounts/premiums		$982,949		$-
   Realized gain (loss)			$(14,196,057)		$-
   Change in unrealized appreciation/
                         (depreciation)	$12,450,496		$-
   Net purchases (sales)		$(28,908,159)		$-
   Net transfers in and out of Level 3  $(19,732,732)		$-
Balance at 9/30/09			$16,849,722		$-
Change in unrealized loss relating to
securities still held at 9/30/09        $(1,157,223)



Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives September 30,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

S&S Income Fund
Interest Rate Contracts	  Receivables, Net    62,400,000         692,411*
			  Assets - Unrealized
 			Appreciation/(Depreciation)


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

S&S Income Fund
Interest Rate Contracts	  Payables, Net    (271,300,000)      (3,510,969)*
			  Assets - Unrealized
			  Appreciation/(Depreciation)


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 24, 2009